Trading Assets and Liabilities - Fair Values of the Components of Trading Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets and Liabilities [Line Items]
Trading assets	$ 6,279		$ 6,175
Trading liabilities	1,806		2,678
US Treasury Securities
Fair Value, Assets and Liabilities [Line Items]
Trading assets	144		187
Trading liabilities	569		439
US Government Agencies Debt Securities
Fair Value, Assets and Liabilities [Line Items]
Trading assets	478		361
US States and Political Subdivisions Debt Securities
Fair Value, Assets and Liabilities [Line Items]
Trading assets	54		123
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises
Fair Value, Assets and Liabilities [Line Items]
Trading assets	412		301
Mortgage-backed Securities, Issued by Private Enterprises
Fair Value, Assets and Liabilities [Line Items]
Trading assets	1		15
Collateralized Debt Obligations
Fair Value, Assets and Liabilities [Line Items]
Trading assets	45		55
Asset-backed Securities
Fair Value, Assets and Liabilities [Line Items]
Trading assets	37		59
Corporate And Other Debt Securities
Fair Value, Assets and Liabilities [Line Items]
Trading assets	344		743
Trading liabilities	77		398
Commercial Paper
Fair Value, Assets and Liabilities [Line Items]
Trading assets	229		14
Equity Securities
Fair Value, Assets and Liabilities [Line Items]
Trading assets	91		221
Trading liabilities	37		0
Derivative Financial Instruments, Assets
Fair Value, Assets and Liabilities [Line Items]
Trading assets	2,414	[1]	2,743	[1]
Loans
Fair Value, Assets and Liabilities [Line Items]
Trading assets	2,030	[2]	1,353	[2]
Derivative Financial Instruments, Liabilities
Fair Value, Assets and Liabilities [Line Items]
Trading liabilities	$ 1,123	[1]	$ 1,841	[1]

[1]	The current year amount is offset with cash collateral received from or deposited with derivative counterparties when the derivative contracts are subject to ISDA master netting arrangements, due to resolution during the year of certain operational limitations. This presentation is in accordance with applicable accounting standards and applied prospectively.
[2]	Includes loans related to TRS.